Document and Entity Information	Jan. 31, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001827899
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	CROWN PROPTECH ACQUISITIONS
Entity Incorporation State Country Code	E9
Entity File Number	001-40017
Entity Address, Address Line One	28 West 25th Street
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	563-6400
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CPTK
Security Exchange Name	NYSE
Units Each Consisting Of One Class Aordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CPTK.U
Security Exchange Name	NYSE